Right of Use Assets, Net - Summary of Right of Use Assets, Net (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 2,010
Balance at end of period	1,916
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	2,656
Additions	3
Modifications	42
Re-measurements	3
Terminations Right Of Use Asset	(6)
Exchange Rate Movements and Other	(9)
Balance at end of period	2,689
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	646
Depreciation	146
Terminations Right Of Use Asset	(6)
Exchange Rate Movements and Other	(13)
Balance at end of period	773
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	500
Balance at end of period	490
Real Estate | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	592
Additions	0
Modifications	9
Re-measurements	0
Terminations Right Of Use Asset	0
Exchange Rate Movements and Other	(4)
Balance at end of period	597
Real Estate | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	92
Depreciation	17
Terminations Right Of Use Asset	0
Exchange Rate Movements and Other	(2)
Balance at end of period	107
Transportation And Storage Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,321
Balance at end of period	1,248
Transportation And Storage Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,841
Additions	3
Modifications	30
Re-measurements	4
Terminations Right Of Use Asset	(6)
Exchange Rate Movements and Other	(9)
Balance at end of period	1,863
Transportation And Storage Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	520
Depreciation	111
Terminations Right Of Use Asset	(6)
Exchange Rate Movements and Other	(10)
Balance at end of period	615
Manufacturing Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	128
Balance at end of period	123
Manufacturing Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	161
Additions	0
Modifications	2
Re-measurements	2
Terminations Right Of Use Asset	0
Exchange Rate Movements and Other	2
Balance at end of period	167
Manufacturing Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	33
Depreciation	11
Terminations Right Of Use Asset	0
Exchange Rate Movements and Other	0
Balance at end of period	44
Retail and Other
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	61
Balance at end of period	55
Retail and Other | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	62
Additions	0
Modifications	1
Re-measurements	(3)
Terminations Right Of Use Asset	0
Exchange Rate Movements and Other	2
Balance at end of period	62
Retail and Other | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1
Depreciation	7
Terminations Right Of Use Asset	0
Exchange Rate Movements and Other	(1)
Balance at end of period	$ 7